Organization and Business Description (Details) ¥ in Millions		6 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 27, 2020	Sep. 13, 2019	Aug. 13, 2019	Aug. 07, 2009 USD ($)	Aug. 07, 2009 CNY (¥)
Organization and Business Description [Line Items]
Registered capital							$ 880,000	¥ 6
Contractual obligation amount		$ 0	$ 0
Revenue-producing assets		1,979,337
Accumulated depreciation		847,066
Property, plant and equipment owned net		1,132,271
UFG Entities [Member]
Organization and Business Description [Line Items]
Revenue-producing assets	$ 2,431,913
Accumulated depreciation	1,352,848		1,352,848
Property, plant and equipment net	1,079,065		$ 1,079,065
Bakery Production Equipment [Member]
Organization and Business Description [Line Items]
Revenue-producing assets		692,426
Bakery Production Equipment [Member] | UFG Entities [Member]
Organization and Business Description [Line Items]
Revenue-producing assets	621,010
Office Equipment and Furniture [Member]
Organization and Business Description [Line Items]
Revenue-producing assets		143,681
Office Equipment and Furniture [Member] | UFG Entities [Member]
Organization and Business Description [Line Items]
Revenue-producing assets	122,095
Leasehold Improvements [Member]
Organization and Business Description [Line Items]
Revenue-producing assets		$ 1,143,230
Leasehold Improvements [Member] | UFG Entities [Member]
Organization and Business Description [Line Items]
Revenue-producing assets	$ 1,688,808
Deen Global [Member]
Organization and Business Description [Line Items]
Percentage of equity interest					100.00%	100.00%
Xinjiang United Family [Member]
Organization and Business Description [Line Items]
Percentage of equity interest				100.00%